NOTE 24 - Financial Income	12 Months Ended
Dec. 31, 2024
Notes
NOTE 24 - Financial Income:	NOTE 24 - Financial Income:
	For the year ended December 31,
	2024	2023
Income recognized from Derivative liability - Warrants	-	-
Exchange rate differences	-	26
	-	26